Annual Total Returns - BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (Investor A Shares, Investor C Shares and Institutional Shares) [BarChart] - Investor A, C and Institutional - BlackRock Emerging Markets Flexible Dynamic Bond Portfolio - Investor A Shares
Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	4.81%
Annual Return 2012	19.78%
Annual Return 2013	(9.59%)
Annual Return 2014	(0.14%)
Annual Return 2015	3.51%
Annual Return 2016	12.96%
Annual Return 2017	5.29%
Annual Return 2018	(10.99%)
Annual Return 2019	6.05%
Annual Return 2020	15.25%